14. Income Taxes (Details - Provision for Federal income tax ) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Federal current income tax expense	$ 0	$ 0
Federal deferred income tax expense	0	0
Federal income tax expense	0	0
State current income tax expense	0	0
State deferred income tax expense	0	0
State income tax expense	0	0
Total income tax expense	$ 0	$ 0